Consolidated Statements of Cash Flows(USD ($)) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities
Net income	$ 291.3	$ 99.5	$ 45.5
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	70.9	61.4	61.2
Deferred income taxes	(37.4)	(70.7)	(52.8)
Stock-based compensation	9.2	8.5	7.0
Asbestos adjustments	(33.4)	195.8	117.1
Asset impairments			16.9
Tax benefit from stock options exercised	(1.4)	(5.6)	(3.5)
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	107.8	99.9	224.7
Restricted short-term investments - Asbestos	0.2	6.3	(0.1)
Payment to AICF	(113.0)		(184.1)
Accounts and other receivables	(5.1)	4.9	(10.6)
Inventories	(38.5)	(22.1)	8.0
Prepaid expenses and other assets	9.2	3.5	8.8
Insurance receivable - Asbestos	29.1	25.7	36.8
Accounts payable and accrued liabilities	30.8	48.5	(40.4)
Asbestos liability	(136.7)	(133.6)	(127.6)
Other accrued liabilities	(3.5)	0.8	2.4
Net cash provided by operating activities	179.5	322.8	109.3
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(276.2)	(115.4)	(61.1)
Proceeds from sale of property, plant and equipment		0.7	1.4
Capitalized interest	(1.7)
Acquisition of business		(4.1)
Net cash used in investing activities	(277.9)	(118.8)	(59.7)
Cash Flows From Financing Activities
Proceeds from long-term borrowings	717.0		330.0
Repayments of long-term borrowings	(642.0)		(330.0)
Proceeds from senior unsecured notes, net of deferred financing fees	314.1
Proceeds from issuance of shares	4.1	29.3	26.3
Tax benefit from stock options exercised	1.4	5.6	3.5
Common stock repurchased and retired	(9.1)	(22.1)
Dividends paid	(390.1)	(199.1)	(188.5)
Net cash used in financing activities	(4.6)	(186.3)	(158.7)
Effects of exchange rate changes on cash	2.5	(3.9)	(2.6)
Net (decrease) increase in cash and cash equivalents	(100.5)	13.8	(111.7)
Cash and cash equivalents at beginning of period	167.5	153.7	265.4
Cash and cash equivalents at end of period	67.0	167.5	153.7
Components of Cash and Cash Equivalents
Cash at bank and on hand	60.0	70.9	55.5
Short-term deposits	7.0	96.6	98.2
Cash and cash equivalents at end of period	67.0	167.5	153.7
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest, net of amounts capitalized	4.6		0.1
Cash paid during the year for income taxes, net	$ 35.6	$ 11.6	$ 83.3